                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Stocks, Inc.
Address: 507 Carew Tower
         441 Vine Street
         Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven N. Stein
Title:   President
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

           /s/ Steven N. Stein    CINCINNATI, OHIO  FEBRUARY 1, 2002
           ---------------------  ----------------  ----------------


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

                                       -1-


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              -0-
                                            -------
Form 13F Information Table Entry Total:          63
                                            -------
Form 13F Information Table Value Total:     $97,858
                                            -------
                                           (thousands)
List of Other Included Managers:  None



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


COLUMN 1                                 COLUMN 2            COLUMN 3        COLUMN 4                                  COLUMN 5
Name of Issuer                           Title of Class      CUSIP           FMV (000's)     Fair Market Value       Shares
Ace Ltd                                  Ord                 G0070K103       $        2,449             $ 2,449,150         61,000
American International Group             Common              26874107        $        1,032             $ 1,032,200         13,000
Century Bancorp                          CL A Non Vtg        156432106       $        1,012             $ 1,012,000         50,600
Dime Bancorp (Warrants)                  Warrants            25429Q110       $           32             $    31,500        210,000
E-Trade Group                            Notes               269246AB0       $        1,628             $ 1,627,500      2,000,000
Everest Re                               Common              G3223R108       $        2,121             $ 2,121,000         30,000
Fannie Mae                               Common              313586109       $        1,685             $ 1,685,400         21,200
Financial Industries Corp                Common              317574101       $        1,069             $ 1,068,621         78,865
First Citizens Bancshares Inc            Common              31946M103       $          494             $   493,638          5,050
Freddie Mac-Voting Common                Common              313400301       $          981             $   981,000         15,000
Golden State Bancorp                     Common              381197102       $        2,615             $ 2,615,000        100,000
Golden State Bancorp (Warrants)          Warrants            381197136       $           47             $    47,200         40,000
Golden West Financial Corp.-Del          Common              381317106       $        2,060             $ 2,059,750         35,000
Hawthorne Financial Corp.                Common              420542102       $        3,317             $ 3,316,877        172,754
Instinet Group Inc.                      Common              457750107       $        1,258             $ 1,258,260        125,200
Investors Financial Services             Common              461915100       $        1,324             $ 1,324,200         20,000
IPC Holdings Ltd                         Ord                 G4933P101       $        2,368             $ 2,368,000         80,000
LandAmerica                              Common              514936103       $        1,148             $ 1,148,000         40,000
Marsh & McLennan                         Common              571748102       $        1,075             $ 1,074,500         10,000
Matrix Bancorp Inc.                      Common              576819106       $        4,329             $ 4,328,531        412,241
Metrocorp Bancshares Inc.                Common              591650106       $        3,444             $ 3,444,000        307,500
Partner Re                               Common              71902E109       $        2,700             $ 2,700,000         50,000
Prudential Financial Inc.                Common              760416107       $        1,006             $ 1,005,657         30,300
Renaisance Re Holdings Ltd               Common              G7496G103       $        1,049             $ 1,049,400         11,000
Republic First Bancorp Inc.              Common              760416107       $           99             $    98,800         20,000
Sterling Financial  Corp-Wash            Common              859319105       $        4,997             $ 4,996,688        343,415
W R Berkley Corp                         Common              084423102       $          806             $   805,500         15,000
Washington Mutual Inc.                   Common              939322103       $          981             $   981,000         30,000
Abbott Labs                              Common              002814100       $        1,249             $ 1,248,800         22,400
Abercrombie & Fitch Co Cl A              Common              002896207       $           74             $    74,337          2,802
Argonaut Group Incorporated              Common              040157109       $          202             $   201,571         10,300
Bank One Corporation                     Common              06423A103       $        1,593             $ 1,592,967         40,793
Bristol-Meyers Squibb Corp               Common              110122108       $          490             $   489,600          9,600
Broadwing                                Common              111620100       $          158             $   157,700         16,600
Charter One Financial Inc.               Common              160903100       $        1,552             $ 1,551,514         57,146
Cinergy Corporation                      Common              172474108       $          481             $   481,392         14,400
Citigroup                                Common              172967101       $          233             $   232,864          4,613
Convergys Corp.                          Common              212485106       $          622             $   622,334         16,600
Curtiss Wright Corp. Cl B                Common              231561408       $           82             $    82,491          1,774
Eli Lilly & Company                      Common              532457108       $        3,352             $ 3,352,087         42,680
Fifth Third Bancorp                      Common              3316773100      $        2,360             $ 2,359,672         38,475
First Indiana Company                    Common              32054R108       $        1,317             $ 1,316,966         60,108
Ford Motor Company                       Common              345370100       $          330             $   329,774         20,978
General Mills Incorporated               Common              370334104       $        1,560             $ 1,560,300         30,000
Huntington Bancshares, Inc.              Common              446150104       $        1,788             $ 1,788,155        104,023
Herman Miller Inc.                       Common              600544100       $          445             $   445,494         18,829
Keycorp                                  Common              493267108       $          633             $   632,840         26,000
Office Depot Incorporated                Common              676220106       $          695             $   695,250         37,500
PNC Bank Corporation                     Common              693475105       $        1,349             $ 1,348,800         24,000
Sears, Roebuck & Company                 Common              812387108       $          586             $   585,972         12,300
The Limited  Incorporated                Common              532716107       $        3,018             $ 3,017,600        205,000
Too, Inc.                                Common              890333107       $          403             $   402,655         14,642





COLUMN 1                               COLUMN 5                                COLUMN 6        COLUMN 7
Name of Issuer                         Price           SH\PRN     PUT\ CALL    Investment Dis  Oth Mgrs    Sole
Ace Ltd                                        $ 40.15 SH                      Sole                                   61,000
American International Group                   $ 79.40 SH                      Sole                                   13,000
Century Bancorp                                $ 20.00 SH                      Sole                                   50,600
Dime Bancorp (Warrants)                        $  0.15 SH                      Sole                                  210,000
E-Trade Group                                  $813.75 PRN                     Sole                                2,000,000
Everest Re                                     $ 70.70 SH                      Sole                                   30,000
Fannie Mae                                     $ 79.50 SH                      Sole                                   21,200
Financial Industries Corp                      $ 13.55 SH                      Sole                                   78,865
First Citizens Bancshares Inc                  $ 97.75 SH                      Sole                                    5,050
Freddie Mac-Voting Common                      $ 65.40 SH                      Sole                                   15,000
Golden State Bancorp                           $ 26.15 SH                      Sole                                  100,000
Golden State Bancorp (Warrants)                $  1.18 SH                      Sole                                   40,000
Golden West Financial Corp.-Del                $ 58.85 SH                      Sole                                   35,000
Hawthorne Financial Corp.                      $ 19.20 SH                      Sole                                  172,754
Instinet Group Inc.                            $ 10.05 SH                      Sole                                  125,200
Investors Financial Services                   $ 66.21 SH                      Sole                                   20,000
IPC Holdings Ltd                               $ 29.60 SH                      Sole                                   80,000
LandAmerica                                    $ 28.70 SH                      Sole                                   40,000
Marsh & McLennan                               $107.45 SH                      Sole                                   10,000
Matrix Bancorp Inc.                            $ 10.50 SH                      Sole                                  412,241
Metrocorp Bancshares Inc.                      $ 11.20 SH                      Sole                                  307,500
Partner Re                                     $ 54.00 SH                      Sole                                   50,000
Prudential Financial Inc.                      $ 33.19 SH                      Sole                                   30,300
Renaisance Re Holdings Ltd                     $ 95.40 SH                      Sole                                   11,000
Republic First Bancorp Inc.                    $  4.94 SH                      Sole                                   20,000
Sterling Financial  Corp-Wash                  $ 14.55 SH                      Sole                                  343,415
W R Berkley Corp                               $ 53.70 SH                      Sole                                   15,000
Washington Mutual Inc.                         $ 32.70 SH                      Sole                                   30,000
Abbott Labs                                    $ 55.75 SH                      Sole                                   22,400
Abercrombie & Fitch Co Cl A                    $ 26.53 SH                      Sole                                    2,802
Argonaut Group Incorporated                    $ 19.57 SH                      Sole                                   10,300
Bank One Corporation                           $ 39.05 SH                      Sole                                   40,793
Bristol-Meyers Squibb Corp                     $ 51.00 SH                      Sole                                    9,600
Broadwing                                      $  9.50 SH                      Sole                                   16,600
Charter One Financial Inc.                     $ 27.15 SH                      Sole                                   57,146
Cinergy Corporation                            $ 33.43 SH                      Sole                                   14,400
Citigroup                                      $ 50.48 SH                      Sole                                    4,613
Convergys Corp.                                $ 37.49 SH                      Sole                                   16,600
Curtiss Wright Corp. Cl B                      $ 46.50 SH                      Sole                                    1,774
Eli Lilly & Company                            $ 78.54 SH                      Sole                                   42,680
Fifth Third Bancorp                            $ 61.33 SH                      Sole                                   38,475
First Indiana Company                          $ 21.91 SH                      Sole                                   60,108
Ford Motor Company                             $ 15.72 SH                      Sole                                   20,978
General Mills Incorporated                     $ 52.01 SH                      Sole                                   30,000
Huntington Bancshares, Inc.                    $ 17.19 SH                      Sole                                  104,023
Herman Miller Inc.                             $ 23.66 SH                      Sole                                   18,829
Keycorp                                        $ 24.34 SH                      Sole                                   26,000
Office Depot Incorporated                      $ 18.54 SH                      Sole                                   37,500
PNC Bank Corporation                           $ 56.20 SH                      Sole                                   24,000
Sears, Roebuck & Company                       $ 47.64 SH                      Sole                                   12,300
The Limited  Incorporated                      $ 14.72 SH                      Sole                                  205,000
Too, Inc.                                      $ 27.50 SH                      Sole                                   14,642






COLUMN 1                               COLUMN 8
Name of Issuer                          Shared         None
Ace Ltd                                              -            -
American International Group                         -            -
Century Bancorp                                      -            -
Dime Bancorp (Warrants)                              -            -
E-Trade Group                                        -            -
Everest Re                                           -            -
Fannie Mae                                           -            -
Financial Industries Corp                            -            -
First Citizens Bancshares Inc                        -            -
Freddie Mac-Voting Common                            -            -
Golden State Bancorp                                 -            -
Golden State Bancorp (Warrants)                      -            -
Golden West Financial Corp.-Del                      -            -
Hawthorne Financial Corp.                            -            -
Instinet Group Inc.                                  -            -
Investors Financial Services                         -            -
IPC Holdings Ltd                                     -            -
LandAmerica                                          -            -
Marsh & McLennan                                     -            -
Matrix Bancorp Inc.                                  -            -
Metrocorp Bancshares Inc.                            -            -
Partner Re                                           -            -
Prudential Financial Inc.                            -            -
Renaisance Re Holdings Ltd                           -            -
Republic First Bancorp Inc.                          -            -
Sterling Financial  Corp-Wash                        -            -
W R Berkley Corp                                     -            -
Washington Mutual Inc.                               -            -
Abbott Labs                                          -            -
Abercrombie & Fitch Co Cl A                          -            -
Argonaut Group Incorporated                          -            -
Bank One Corporation                                 -            -
Bristol-Meyers Squibb Corp                           -            -
Broadwing                                            -            -
Charter One Financial Inc.                           -            -
Cinergy Corporation                                  -            -
Citigroup                                            -            -
Convergys Corp.                                      -            -
Curtiss Wright Corp. Cl B                            -            -
Eli Lilly & Company                                  -            -
Fifth Third Bancorp                                  -            -
First Indiana Company                                -            -
Ford Motor Company                                   -            -
General Mills Incorporated                           -            -
Huntington Bancshares, Inc.                          -            -
Herman Miller Inc.                                   -            -
Keycorp                                              -            -
Office Depot Incorporated                            -            -
PNC Bank Corporation                                 -            -
Sears, Roebuck & Company                             -            -
The Limited  Incorporated                            -            -
Too, Inc.                                            -            -


Unitrin Incorporated                     Common              913275103       $        1,080             $ 1,079,528         27,316
US Bancorp                               Common              902973304       $        1,570             $ 1,569,750         75,000
Ventas Inc.                              Common              92276F100       $          644             $   644,000         56,000
Visteon Corp                             Common              92839U107       $           24             $    23,628          1,571
X-Rite Inc.                              Common              983857103       $        1,021             $ 1,021,200        120,000
Zimmer Holdings Inc.                     Common              98956P102       $           29             $    29,318            960
Bay View Capital Corporation             Common              07262L101       $        6,194             $ 6,194,268        845,057
First State Bancorporation               Common              336453105       $        5,006             $ 5,005,500        235,000
Online Resources Corp.                   Common              68273G101       $          461             $   460,690        200,300
Providian Financial (Notes)              Notes               74406AAB8       $        2,890             $ 2,890,000     17,000,000
Superior Financial Corp                  Common              868161100       $        7,246             $ 7,245,934        462,999




Unitrin Incorporated                          $ 39.52 SH                      Sole                                   27,316
US Bancorp                                    $ 20.93 SH                      Sole                                   75,000
Ventas Inc.                                   $ 11.50 SH                      Sole                                   56,000
Visteon Corp                                  $ 15.04 SH                      Sole                                    1,571
X-Rite Inc.                                   $  8.51 SH                      Sole                                  120,000
Zimmer Holdings Inc.                          $ 30.54 SH                      Sole                                      960
Bay View Capital Corporation                  $  7.33 SH                      Sole                                  845,057
First State Bancorporation                    $ 21.30 SH                      Sole                                  235,000
Online Resources Corp.                        $  2.30 SH                      Sole                                  200,300
Providian Financial (Notes)                   $170.00 PRN                     Sole                               17,000,000
Superior Financial Corp                       $ 15.65 SH                      Sole                                  462,999





Unitrin Incorporated                                -            -
US Bancorp                                          -            -
Ventas Inc.                                         -            -
Visteon Corp                                        -            -
X-Rite Inc.                                         -            -
Zimmer Holdings Inc.                                -            -
Bay View Capital Corporation                        -            -
First State Bancorporation                          -            -
Online Resources Corp.                              -            -
Providian Financial (Notes)                         -            -
Superior Financial Corp                             -            -
                                                    -            -